Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 — INTANGIBLE ASSETS

Total intangible assets consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,774	(2,444)	5,330

	December 31, 2023
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,774	(2,060)	5,714

Amortization expense was $384 thousand and $347 thousand, for the six months ended June 30, 2024, and 2023, respectively.

a.	On March 2, 2023, the Company entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which on March 9, 2023, the Company acquired all of the issued and outstanding share capital of Fort, for approximately £2 million (approximately $2.4 million) (the “Fort Acquisition”).

On February 29, 2024, the Company entered into a side letter to the Fort SPA with the Sellers, pursuant to which the Company agreed to increase certain adjustment amount payments to the Sellers by approximately £100 thousand (approximately $128 thousand).

On March 9, 2023, the Company recognized the amount of $1,991 thousand paid in connection with the Fort Acquisition amortized over a period of ten (10) years.

As part of the Fort SPA, the employment of these employees was terminated within three months, with all termination costs to be borne by the Sellers.

Also, in connection with the closing of the Fort Acquisition, on March 9, 2023, Fort and the Sellers entered into a consulting agreement, pursuant to which the Sellers will provide the Company with consultancy services for a period of six months following the closing, at a monthly fee of £2.5 thousand (approximately $3 thousand). On September 20, 2023, the Company and the Sellers entered into a new consulting agreement for indefinite period at a monthly fee of £3.5 thousand (approximately $4.5 thousand) effective as of June 1, 2023 (the “Fort Consulting Agreement”). On July 9, 2024 the Fort Consulting Agreement was terminated.

The Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by ASC 805, Business Combinations.